Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$112	12 Month USD LIBOR + 1.74%	2.23%	11/01/36	$118,529
283	12 Month USD LIBOR + 1.905%	2.405	10/01/36	301,968
857	12 Month USD LIBOR + 1.816%	2.944	06/01/43	908,804
	Federal National Mortgage Association,
	Conventional Pool:
35	12 Month USD LIBOR + 1.57%	2.445	05/01/44	35,422
	Conventional Pools:
609		5.123	03/01/38	679,906
	Total Agency Adjustable Rate Mortgages (Cost $2,029,286)			2,044,629
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
1,081	Washington Aircraft 1 Co., DAC (Cost $1,081,328)	2.637	09/15/26	1,138,717
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.0%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	15,972,875
2,288	Petroleos Mexicanos (Mexico)	2.46	12/15/25	2,388,026
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $17,864,407)			18,360,901
	Agency Fixed Rate Mortgages (42.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
227		3.00	12/01/49	232,882
632		4.00	04/01/49	677,905
506		4.50	11/01/48	551,570
	Gold Pools:
3,221		3.00	03/01/47–06/01/49	3,392,529
6,429		3.50	08/01/42–04/01/49	6,948,243
2,476		4.00	12/01/41–10/01/45	2,718,549
538		5.00	01/01/40	627,192
779		5.50	11/01/39	904,143
142		6.50	03/01/29–09/01/32	161,099
174		7.50	05/01/35	204,562
105		8.00	08/01/32	122,192
119		8.50	08/01/31	142,995
	Federal National Mortgage Association,
	April TBA:
775	(a)	3.00	04/01/51	807,302
	Conventional Pools:
672		2.50	02/01/50	689,297
7,035		3.00	06/01/40–11/01/49	7,369,928
13,305		3.50	12/01/42–07/01/49	14,264,368
15,865		4.00	11/01/41–09/01/48	17,417,537
6,196		4.50	01/01/25–09/01/48	6,929,430
1,833		5.00	05/01/35–02/01/41	2,115,310
1,784		5.50	03/01/35–10/01/35	2,085,953
26		6.50	06/01/29–02/01/33	28,622
1		7.00	05/01/31	938
278		7.50	08/01/37	336,481
221		8.00	04/01/33	266,780
218		8.50	10/01/32	266,281
	June TBA:
2,400	(a)	1.50	06/01/51	2,309,906
37,375	(a)	2.00	06/01/51	37,163,306
24,575	(a)	2.50	06/01/51	25,113,538

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

	May TBA:
3,675	(a)	1.50		05/01/36	3,686,099
3,575	(a)	2.00		05/01/36	3,664,698
	Government National Mortgage Association,
	Various Pools:
4,336		3.50		08/20/45–07/20/49	4,647,567
5,087		4.00		11/20/42–05/20/49	5,505,638
251		4.50		04/20/49	272,524
594		5.00		01/20/40–02/20/49	661,476
35		5.125		11/20/37	38,719
455		5.25		04/20/36–09/20/39	508,730
811		5.375		02/20/36–08/20/40	906,226
997		6.00		06/15/28–09/20/34	1,141,152
59		7.00		03/20/26–07/20/29	67,639
215		8.00		11/15/21–08/15/31	224,154
228		8.50		07/15/30	248,575
6		9.00		06/15/20–02/15/25	6,951
	Total Agency Fixed Rate Mortgages (Cost $152,296,110)				155,428,986
	Asset-Backed Securities (2.5%)
1,042	Ajax Mortgage Loan Trust (b)	1.698		05/25/59	1,055,055
1,500	AMSR 2019-SFR1 Trust (b)	2.774		01/19/39	1,564,457
1,363	Invitation Homes Trust,
	1 Month USD LIBOR + 1.00% (b)	1.108	(c)	07/17/37	1,368,049
636	Navient Private Education Refi Loan Trust (b)	1.22		07/15/69	639,499
162	North Carolina State Education Assistance Authority,
	3 Month USD LIBOR + 0.80%	1.018	(c)	07/25/25	162,702
	United States Small Business Administration
1,243		2.42		06/01/32	1,282,030
2,938		2.67		04/01/32	3,027,924
	Total Asset-Backed Securities (Cost $8,820,610)				9,099,716
	Collateralized Mortgage Obligations - Agency Collateral Series (8.5%)
	Federal Home Loan Mortgage Corporation
5,600		2.373		05/25/22	5,707,122
4,700		2.682		10/25/22	4,847,086
3,850		3.208		02/25/26	4,214,168
4,000		3.32		02/25/23	4,204,429
3,429		3.527	(c)	10/25/23	3,673,654
3,200		3.69		01/25/29	3,642,650
2,760		3.90	(c)	08/25/28	3,180,048
	IO
32,599		0.326	(c)	11/25/27	675,963
	IO REMIC
2,805	6.00% - 1 Month USD LIBOR	5.894	(d)	11/15/43	477,170
79	6.05% - 1 Month USD LIBOR	5.944	(d)	04/15/39	242
	Federal National Mortgage Association
199		3.763		06/25/21	199,026
	IO REMIC
925		3.50		02/25/39	5,498
2,927	6.55% - 1 Month USD LIBOR	6.441	(d)	08/25/41	372,967
377	Government National Mortgage Association, IO	5.00		02/16/41	70,332
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $28,884,868)				31,270,355
	Commercial Mortgage-Backed Securities (3.7%)
785	Bancorp Commercial Mortgage Trust, 1 Month USD LIBOR + 1.05% (b)	1.156	(c)	09/15/36	785,300
6,966	BANK 2019-BNK21, IO	0.873	(c)	10/17/52	416,165
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	1.176	(c)	12/15/37	601,780

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

	Citigroup Commercial Mortgage Trust,
	IO
5,182		0.778	(c)	11/10/48	140,150
13,689		0.883	(c)	09/10/58	454,109
8,201		1.025	(c)	11/10/46	182,875
6,687	COMM Mortgage Trust, IO	1.121	(c)	08/10/46	146,208
23,018	Commercial Mortgage Pass-Through Certificates, IO	0.578	(c)	02/10/47	328,047
	GS Mortgage Securities Trust,
	IO
13,627		1.011	(c)	04/10/47	324,966
8,967		1.02	(c)	11/10/46	199,019
14,359		1.222	(c)	10/10/48	651,010
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	1.256	(c)	05/15/38	1,303,326
8,483	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.678	(c)	12/15/49	209,041
	JPMBB Commercial Mortgage Securities Trust,
	IO
22,554		0.74	(c)	01/15/47	385,020
4,841		1.047	(c)	11/15/45	107,528
1,400	Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	1.306	(c)	12/15/35	1,405,173
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,460,425
1,237	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.208	(c)	09/15/36	1,232,591
	Wells Fargo Commercial Mortgage Trust
800	1 Month USD LIBOR + 1.01% (b)	1.116	(c)	02/15/37	795,175
800	1 Month USD LIBOR + 1.14% (b)	1.246	(c)	01/15/35	801,741
	WFRBS Commercial Mortgage Trust,
	IO
11,539		0.377	(c)	08/15/46	89,006
7,218		0.96	(c)	03/15/46	152,443
13,469		1.069	(c)	12/15/46	307,261
1,100	Worldwide Plaza Trust (b)	3.526		11/10/36	1,187,015
	Total Commercial Mortgage-Backed Securities (Cost $13,082,200)				13,665,374
	Mortgages - Other (9.8%)
1,210	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	1,264,165
1,210	Bunker Hill Loan Depositary Trust (b)	1.724	(c)	02/25/55	1,229,258
953	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	995,671
721	CIM Trust (b)	3.00	(c)	04/25/57	735,183
722	COLT 2020-1R Mortgage Loan Trust (b)	1.255	(c)	09/25/65	725,891
1,554	Ellington Financial Mortgage Trust (b)	0.797	(c)	02/25/66	1,551,378
	Federal Home Loan Mortgage Corporation
116	1 Month USD LIBOR + 1.20%	1.309	(c)	10/25/29	116,244
2,562		3.00		09/25/45–05/25/47	2,537,505
2,015		3.50		05/25/45–05/25/47	2,019,295
92		4.00		05/25/45	92,514
	Galton Funding Mortgage Trust
627	(b)	3.50	(c)	06/25/59	641,560
723	(b)	4.00	(c)	11/25/57–02/25/59	746,391
1,046	GCAT Trust (b)	1.555		04/25/65	1,054,787
	New Residential Mortgage Loan Trust
1,587	(b)	3.75	(c)	11/26/35–08/25/55	1,685,491
2,668	(b)	4.00	(c)	02/25/57–09/25/57	2,856,107
359	OBX Trust (b)	3.50	(c)	02/25/60	370,108
943	Oceanview Mortgage Loan Trust (b)	1.733	(c)	05/28/50	951,063
	Seasoned Credit Risk Transfer Trust
12,138		3.00		07/25/56–05/25/60	12,732,667
1,108		4.00		08/25/58–02/25/59	1,218,891
2,244		4.50		06/25/57	2,500,622
	Total Mortgages - Other (Cost $34,724,221)				36,024,791

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

	Municipal Bonds (13.9%)
3,615	Bay Area Toll Authority	6.263	04/01/49	5,591,483
3,875	City of New York, NY, Series G-1	5.968	03/01/36	5,212,437
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	4,114,568
5,980	Los Angeles Unified School District	5.75	07/01/34	7,906,577
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,965,431
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,814,144
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, Transitional Finance Authority Future Tax Secured Revenue Series A	5.267	05/01/27	4,359,483
3,000	New York State Dormitory Authority	5.628	03/15/39	3,842,289
1,725	North Carolina State University at Raleigh, Series B	2.62	10/01/39	1,692,225
1,400	Onondaga Civic Development Corp., NY	3.068	12/01/55	1,256,812
700	Pennsylvania State University/The, PA, Series D	2.84	09/01/50	685,717
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,474,120
1,580	State of Washington	5.481	08/01/39	2,141,516
725	University of Virginia, VA	2.256	09/01/50	629,913
	Total Municipal Bonds (Cost $40,206,103)			50,686,715
	U.S. Agency Securities (8.4%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,449,754
6,960	Private Export Funding Corp.	4.30	12/15/21	7,156,647
	Tennessee Valley Authority
6,935		5.25	09/15/39	9,523,010
8,085		7.125	05/01/30	11,761,775
	Total U.S. Agency Securities (Cost $26,474,836)			30,891,186
	U.S. Treasury Securities (3.9%)
	U.S. Treasury Bonds
3,150		2.25	08/15/46	3,058,330
4,025		3.00	11/15/45	4,494,636
6,400	U.S. Treasury Note	1.25	08/31/24	6,567,625
	Total U.S. Treasury Securities (Cost $15,975,079)			14,120,591

	Short-Term Investments (18.3%)
	U.S. Treasury Securities (16.5%)
	U.S. Treasury Bills
22,950	(e)	0.052	08/26/21	22,948,360
2,000	(e)	0.086	04/22/21	1,999,901
2,370	(e)(f)	0.088	06/03/21	2,369,958
	U.S. Treasury Notes
22,575		1.75	11/30/21	22,828,721
10,000		1.875	01/31/22	10,151,626
	Total U.S. Treasury Securities (Cost $ 60,333,302)			60,298,566

NUMBER OF SHARES (000)
	Investment Company (1.8%)
6,622	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $6,622,103)			6,622,103
	Total Short-Term Investments (Cost $66,955,405)			66,920,669

	Total Investments (Cost $408,394,453) (h)(i)(j)		117.3%	429,652,630
	Liabilities in Excess of Other Assets		(17.3)	(63,325,581)
	Net Assets		100.0%	$366,327,049

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

AID	Agency for International Development.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2021.
(e)	Rate shown is the yield to maturity at March 31, 2021.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by $2,235 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis and open futures Contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,362,151 and the aggregate gross unrealized depreciation is $2,839,509, resulting in net unrealized appreciation of $21,522,642.

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	274	Jun-21	27,400	$33,811,172	$(364,760)
U.S. Treasury 30 yr. Bond	4	Jun-21	400	618,375	(1,351)
Short:
U.S. Treasury Ultra Long Bond	8	Jun-21	(800)	(1,449,750)	8,125
U.S. Treasury 10 yr. Note	14	Jun-21	(1,400)	(1,833,125)	47,578
U.S. Treasury Ultra Long Bond	131	Jun-21	(13,100)	(18,823,062)	574,873
					$264,465

Currency Abbreviation:

USD - United States Dollar

PORTFOLIO COMPOSITION* as of 03/31/21

Percentage of Total Investments
Agency Fixed Rate Mortgages	36.2%
Short-Term Investments	15.6
Municipal Bonds	11.8
Mortgages - Other	8.4
Collateralized Mortgage Obligations - Agency Collateral Series	7.3
U.S. Agency Securities	7.2
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.2
U.S. Treasury Securities	3.3
Commercial Mortgage-Backed Securities	3.2
Asset-Backed Securities	2.1
Agency Adjustable Rate Mortgages	0.5
Agency Bonds - Finance (U.S. Government Guaranteed)	0.2
100.0%

*	Does not include open long/short futures contracts with a value of $56,535,484 and net unrealized appreciation of $264,465.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ March 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,044,629	$—	$2,044,629
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,138,717	—	1,138,717
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	18,360,901	—	18,360,901
Agency Fixed Rate Mortgages	—	155,428,986	—	155,428,986
Asset-Backed Securities	—	9,099,716	—	9,099,716
Collateralized Mortgage Obligations - Agency Collateral Series	—	31,270,355	—	31,270,355
Commercial Mortgage-Backed Securities	—	13,665,374	—	13,665,374
Mortgages - Other	—	36,024,791	—	36,024,791
Municipal Bonds	—	50,686,715	—	50,686,715
U.S. Agency Securities	—	30,891,186	—	30,891,186
U.S. Treasury Securities	—	14,120,591	—	14,120,591
Total Fixed Income Securities	—	362,731,961	—	362,731,961
Short-Term Investments
U.S. Treasury Securities	—	60,298,566	—	60,298,566
Investment Company	6,622,103	—	—	6,622,103
Total Short-Term Investments	6,622,103	60,298,566	—	66,920,669
Futures Contracts	630,576	—	—	630,576
Total Assets	7,252,679	423,030,527	—	430,283,206
Liabilities:
Futures Contracts	(366,111)	—	—	(366,111)
Total	$6,886,568	$423,030,527	$—	$429,917,095

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.